Business acquisitions and equity investment transactions (Schedule of Purchase Price Allocation - Ganji) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Aug. 06, 2015 CNY (¥)	Aug. 06, 2015 USD ($)	Apr. 20, 2015 CNY (¥)	Apr. 20, 2015 USD ($)	Apr. 17, 2015 CNY (¥)	Apr. 17, 2015 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Aug. 06, 2015 USD ($)
Amortizable intangible assets:
Goodwill							¥ 15,864,655	$ 2,427,941	¥ 15,903,677	¥ 15,982,000
Total purchase price comprised of
-Cash consideration							¥ 2,500,000
Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Net assets acquired	¥ 78,605
Amortizable intangible assets:
Mezzanine classified noncontrolling interest	(86,507)										$ (14,100)
Goodwill	15,974,683
Deferred tax liabilities	(396,147)
Total	17,155,222
Total purchase price comprised of
-Cash consideration	2,799,890	$ 457,600	¥ 2,500,000	$ 400,000	¥ 2,500,000	$ 400,000
-Equity consideration	7,107,133
-Fair value of previously held equity interests	7,248,199	$ 1,200,000
Total	17,155,222
Falcon View Technology ("Ganji") [Member] | Domain names and trademarks [Member]
Amortizable intangible assets:
Amortizable intangible assets	¥ 1,435,918
Total purchase price comprised of
Intangible assets, useful live	9 years 4 months 24 days	9 years 4 months 24 days
Falcon View Technology ("Ganji") [Member] | Technology [Member]
Amortizable intangible assets:
Amortizable intangible assets	¥ 148,670
Total purchase price comprised of
Intangible assets, useful live	4 years 4 months 24 days	4 years 4 months 24 days